Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Sales		$ 2,314,600	$ 1,284,639
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%
Mineral stream interest		$ 7,397,149	$ 6,379,580
Percentage of mineral stream interests located in geographic area		100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 167,968	$ 52,857
Percentage of revenue derived from mineral stream interests located in geographic area		7.00%	4.00%
Mineral stream interest		$ 1,088,768	$ 1,107,482
Percentage of mineral stream interests located in geographic area		16.00%	17.00%
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 33,347	$ 38,591
Percentage of revenue derived from mineral stream interests located in geographic area		1.00%	3.00%
Mineral stream interest		$ 529,606	$ 497,066
Percentage of mineral stream interests located in geographic area		8.00%	8.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 438,234	$ 283,348
Percentage of revenue derived from mineral stream interests located in geographic area		19.00%	22.00%
Mineral stream interest		$ 424,656	$ 488,210
Percentage of mineral stream interests located in geographic area		6.00%	8.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 78,526	$ 22,695
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	2.00%
Mineral stream interest		$ 15,373	$ 16,559
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 89,202	$ 53,648
Percentage of revenue derived from mineral stream interests located in geographic area		4.00%	4.00%
Mineral stream interest		$ 23,136	$ 25,169
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
United Kingdom [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 20,376	$ 20,365
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	[1]	0.00%	0.00%
Mineral stream interest	[1]	$ 253,514	$ 253,513
Percentage of mineral stream interests located in geographic area	[1]	3.00%	4.00%
Argentina [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 10,889	$ 10,889
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
Chile [member]
Disclosure of geographical areas [line items]
Sales		$ 4,216	$ 1,944
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 176,947	$ 55,024
Percentage of mineral stream interests located in geographic area		2.00%	1.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 1,039,878	$ 539,583
Percentage of revenue derived from mineral stream interests located in geographic area		45.00%	41.00%
Mineral stream interest		$ 2,620,710	$ 2,595,486
Percentage of mineral stream interests located in geographic area		35.00%	41.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 451,157	$ 284,079
Percentage of revenue derived from mineral stream interests located in geographic area		20.00%	23.00%
Mineral stream interest		$ 662,766	$ 720,469
Percentage of mineral stream interests located in geographic area		9.00%	11.00%
Ecuador [Member]
Disclosure of geographical areas [line items]
Sales			$ 1,203
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 76,760	$ 45,675
Percentage of mineral stream interests located in geographic area		1.00%	1.00%
Colombia [Member]
Disclosure of geographical areas [line items]
Sales		$ 12,072	$ 6,691
Percentage of revenue derived from mineral stream interests located in geographic area		1.00%	1.00%
Mineral stream interest		$ 85,437	$ 87,280
Percentage of mineral stream interests located in geographic area		1.00%	1.00%
Côte d'Ivoire [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 470,106	$ 342
Percentage of mineral stream interests located in geographic area		6.00%	0.00%
Ethiopia [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 526,005	$ 43,952
Percentage of mineral stream interests located in geographic area		7.00%	1.00%
South Africa [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 412,100	$ 412,099
Percentage of mineral stream interests located in geographic area		6.00%	7.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		$ 1,436,218	$ 796,051
Mineral stream interest		5,284,790	4,226,619
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		669,263	701,358
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		204,204	207,461
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		125,215	136,478
Gold interests [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Mineral stream interest		20,376	20,365
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		176,947	55,024
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,620,710	2,595,486
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		52,285	64,327
Gold interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		65,046	45,593
Gold interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		78,931	80,531
Gold interests [member] | Côte d'Ivoire [member]
Disclosure of geographical areas [line items]
Mineral stream interest		470,106	342
Gold interests [member] | Ethiopia [member]
Disclosure of geographical areas [line items]
Mineral stream interest		526,005	43,952
Gold interests [member] | South Africa [member]
Disclosure of geographical areas [line items]
Mineral stream interest		275,702	275,702
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		836,671	457,830
Mineral stream interest		1,541,741	1,563,244
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		194,177	165,983
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		116,510	76,426
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		299,441	351,732
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		15,373	16,559
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		23,136	25,169
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[1]	253,514	253,513
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889	10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		610,481	656,142
Silver interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		11,714	82
Silver interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		6,506	6,749
Palladium interest [member]
Disclosure of geographical areas [line items]
Sales		10,536	16,999
Mineral stream interest		287,706	291,993
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		208,892	213,179
Palladium interest [member] | South Africa [member]
Disclosure of geographical areas [line items]
Mineral stream interest		78,814	78,814
Platinum Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		67,035	67,035
Platinum Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,451	9,452
Platinum Interests [member] | South Africa [member]
Disclosure of geographical areas [line items]
Mineral stream interest		57,584	57,583
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		215,877	230,689
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 215,877	$ 230,689

[1]	Includes the El Alto project, which straddles the border of Argentina and Chile.